CASH FLOW STATEMENT - Cash (inflows)/outflows arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	$ 405	$ 865	$ 401
Borrowings of bank loans	(950)	(1,290)	(394)
Proceeds from corporate bond issue	(1,000)
Repayment of lease liabilities	55	46
Cash outflow from other	(7)	2	8
Dividends	328	318	321
Purchase of own shares	16	63	48
Proceeds from own Shares/issue of ordinary shares	(11)	(11)	(13)
Net cash used in financing activities	(1,164)	(7)	371
Debt
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	405	865	401
Borrowings of bank loans	(950)	(1,290)	(394)
Proceeds from corporate bond issue	(1,000)
Repayment of lease liabilities	55	46
Cash outflow from other	(7)	2	8
Net cash used in financing activities	(1,497)	(377)	15
Equity
Disclosure Of Cash Flow Statement [line items]
Dividends	328	318	321
Purchase of own shares	16	63	48
Proceeds from own Shares/issue of ordinary shares	(11)	(11)	(13)
Net cash used in financing activities	$ 333	$ 370	$ 356